Notes to the Assets of the Balance Sheet - Summary of Amortization of Intangible Assets (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Amortization Of In tangible Assets [Line Items]
Amortization of Intangible Assets	€ 3,131	€ 21,127	€ 11,925
Research and development [member]
Disclosure Of Amortization Of In tangible Assets [Line Items]
Amortization of Intangible Assets	1,444	1,822	1,958
Intangible assets (Impairment)	1,639	19,189	9,864
Selling [member]
Disclosure Of Amortization Of In tangible Assets [Line Items]
Amortization of Intangible Assets	11	25	0
General and administrative [member]
Disclosure Of Amortization Of In tangible Assets [Line Items]
Amortization of Intangible Assets	€ 37	€ 91	€ 103